Schedule of Investments (unaudited)	iShares® MSCI Intl Quality Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
Aristocrat Leisure Ltd.	502,356	$12,820,120
ASX Ltd.	313,490	12,806,107
BHP Group Ltd.	4,656,756	127,716,705
Brambles Ltd.	1,271,032	11,957,422
Computershare Ltd.	474,777	8,341,057
Fortescue Ltd.	1,615,879	26,782,295
Goodman Group	2,022,928	40,862,392
IDP Education Ltd.	285,565	2,977,555
Insurance Australia Group Ltd.	2,574,869	10,667,620
James Hardie Industries PLC(a)	407,430	14,006,611
Medibank Pvt Ltd.	4,606,948	10,558,473
Mirvac Group	3,144,922	4,120,692
QBE Insurance Group Ltd.	1,713,285	19,598,213
REA Group Ltd.	74,847	8,579,565
Rio Tinto Ltd.	261,695	21,779,391
Santos Ltd.	6,737,177	33,061,779
Stockland	2,267,346	6,423,655
Washington H Soul Pattinson & Co. Ltd.	296,094	6,196,535
Wesfarmers Ltd.	1,188,062	50,895,658
Woodside Energy Group Ltd.	4,860,691	87,089,023
		517,240,868
Austria — 0.3%
OMV AG	277,381	13,162,118
Verbund AG	145,569	11,120,184
		24,282,302
Belgium — 0.2%
Ageas SA/NV	187,344	8,599,381
Lotus Bakeries NV	318	3,200,257
Umicore SA	95,041	2,105,180
Warehouses De Pauw CVA	156,323	4,133,862
		18,038,680
Canada — 8.0%
Alimentation Couche-Tard Inc.	552,971	30,648,086
ARC Resources Ltd.	2,613,963	47,336,721
Brookfield Asset Management Ltd.	503,849	19,247,753
Canadian National Railway Co.	593,269	72,007,640
Canadian Pacific Kansas City Ltd.	1,000,493	78,489,989
CCL Industries Inc., Class B, NVS	89,077	4,548,806
Cenovus Energy Inc.	2,837,921	58,298,337
CGI Inc.(a)	160,111	16,223,356
Franco-Nevada Corp.	109,023	13,124,099
Great-West Lifeco Inc.	395,543	11,696,913
iA Financial Corp. Inc.	147,229	8,925,822
IGM Financial Inc.	106,709	2,667,241
Imperial Oil Ltd.	410,686	28,236,247
Intact Financial Corp.	234,360	38,520,058
Manulife Financial Corp.	2,369,615	55,270,648
Nutrien Ltd.	240,922	12,703,685
Power Corp. of Canada	600,763	16,006,964
Sun Life Financial Inc.	758,106	38,707,929
TFI International Inc.	71,634	9,328,837
TMX Group Ltd.	363,638	9,628,159
Toromont Industries Ltd.	83,343	7,628,096
Tourmaline Oil Corp.	1,020,051	49,852,200
		629,097,586
Denmark — 5.5%
AP Moller - Maersk A/S, Class A	3,336	4,731,075
AP Moller - Maersk A/S, Class B, NVS	5,574	8,077,106
Carlsberg A/S, Class B	82,864	11,146,273
Security	Shares	Value

Denmark (continued)
Coloplast A/S, Class B	69,960	$8,434,735
DSV A/S	170,513	24,224,679
Genmab A/S(a)	35,018	9,722,044
Novo Nordisk A/S	2,497,440	320,277,185
Novonesis (Novozymes) B, Class B	267,390	14,807,178
Pandora A/S	101,414	15,435,198
Rockwool A/S, Class B	7,932	2,585,742
Svitzer A/S, NVS	17,820	598,811
Tryg A/S	446,060	8,828,521
		428,868,547
Finland — 2.2%
Elisa OYJ	202,975	9,152,013
Fortum OYJ	834,342	10,994,453
Kesko OYJ, Class B	173,685	2,965,216
Kone OYJ, Class B	519,271	25,312,897
Metso OYJ	592,416	6,716,280
Neste OYJ	1,275,623	28,917,246
Nordea Bank Abp, New	4,430,009	51,911,984
Orion OYJ, Class B	107,667	4,112,353
Sampo OYJ, Class A	573,738	23,284,248
UPM-Kymmene OYJ	283,282	9,927,650
		173,294,340
France — 9.3%
Air Liquide SA	297,270	58,139,668
Amundi SA(b)	72,712	5,072,709
Euronext NV(b)	108,967	9,812,565
Hermes International SCA	41,614	99,623,509
Ipsen SA	20,305	2,469,825
Kering SA	73,376	25,716,027
La Francaise des Jeux SAEM(b)	147,162	5,545,763
Legrand SA	213,685	21,959,683
L'Oreal SA	205,458	96,329,630
LVMH Moet Hennessy Louis Vuitton SE	295,079	242,388,517
Publicis Groupe SA	227,229	25,073,989
Remy Cointreau SA	15,650	1,484,711
Sartorius Stedim Biotech	19,953	4,297,218
Schneider Electric SE	459,918	104,867,457
STMicroelectronics NV	761,273	30,134,899
		732,916,170
Germany — 5.5%
Allianz SE, Registered	594,150	168,610,876
Bechtle AG	62,076	2,995,765
Beiersdorf AG	57,908	8,703,779
Brenntag SE	123,066	9,821,084
Deutsche Boerse AG	300,515	57,936,868
Deutsche Post AG, Registered	752,815	31,520,309
GEA Group AG	159,358	6,431,686
Hannover Rueck SE	83,741	20,771,448
Knorr-Bremse AG	60,875	4,517,262
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	189,838	83,492,379
Nemetschek SE	50,722	4,482,265
Rational AG	8,104	6,912,694
Rheinmetall AG	37,855	20,859,803
Scout24 SE(b)	80,497	5,913,121
		432,969,339
Hong Kong — 2.4%
CK Asset Holdings Ltd.	2,116,000	9,025,957
CK Infrastructure Holdings Ltd.	916,000	5,174,610
CLP Holdings Ltd.	2,506,500	19,716,284
Hang Seng Bank Ltd.	1,010,600	13,326,353

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Henderson Land Development Co. Ltd.	1,315,000	$3,964,489
Hong Kong & China Gas Co. Ltd.	12,482,370	9,490,996
Hong Kong Exchanges & Clearing Ltd.	2,231,600	70,907,774
Power Assets Holdings Ltd.	2,166,000	12,424,503
Sino Land Co. Ltd.	3,224,000	3,447,097
SITC International Holdings Co. Ltd.(c)	1,827,000	3,962,020
Sun Hung Kai Properties Ltd.	1,596,500	14,727,644
Swire Properties Ltd.	1,271,200	2,629,053
Techtronic Industries Co. Ltd.	1,057,000	14,606,989
Wharf Holdings Ltd. (The)	951,005	3,059,722
		186,463,491
Ireland — 0.2%
Kingspan Group PLC	117,880	10,485,142
Smurfit Kappa Group PLC	168,994	7,322,435
		17,807,577
Israel — 0.6%
Bank Hapoalim BM	1,471,069	13,252,016
Bank Leumi Le-Israel BM	1,611,344	12,555,768
Check Point Software Technologies Ltd.(a)(c)	111,298	16,630,147
Mizrahi Tefahot Bank Ltd.	177,918	6,478,747
		48,916,678
Italy — 1.6%
Assicurazioni Generali SpA	1,291,882	31,499,234
Ferrari NV	158,041	64,998,251
FinecoBank Banca Fineco SpA	937,605	14,363,885
Moncler SpA	189,288	12,887,138
Recordati Industria Chimica e Farmaceutica SpA	67,732	3,604,247
		127,352,755
Japan — 11.8%
Advantest Corp.	846,400	26,492,873
Bandai Namco Holdings Inc.	489,000	9,137,050
Capcom Co. Ltd.	537,200	8,843,620
Chugai Pharmaceutical Co. Ltd.	465,500	14,804,688
Daifuku Co. Ltd.	249,200	5,104,564
Daito Trust Construction Co. Ltd.	115,000	12,327,348
Daiwa House Industry Co. Ltd.	804,200	22,629,303
Disco Corp.	89,500	25,493,691
Fast Retailing Co. Ltd.	147,200	38,488,239
GLP J-REIT(c)	3,552	2,888,885
Hoya Corp.	230,800	26,758,909
Japan Exchange Group Inc.	828,700	19,408,578
Japan Real Estate Investment Corp.	1,062	3,601,391
Japan Tobacco Inc.	579,600	15,592,177
KDDI Corp.	1,513,600	42,000,549
Kikkoman Corp.	322,500	3,842,719
Kobe Bussan Co. Ltd.	114,300	2,468,568
Konami Group Corp.	83,600	5,044,199
Lasertec Corp.	107,000	23,080,470
M3 Inc.	228,700	2,419,228
McDonald’s Holdings Co. Japan Ltd.(c)	61,000	2,683,310
Mitsui OSK Lines Ltd.	265,200	8,417,337
MonotaRO Co. Ltd.	312,600	3,746,473
MS&AD Insurance Group Holdings Inc.	1,636,800	29,428,087
Nexon Co. Ltd.	343,500	5,355,628
Nintendo Co. Ltd.	1,376,500	67,130,487
Nippon Building Fund Inc.	1,279	4,886,796
Nippon Prologis REIT Inc.	1,896	3,277,111
Nippon Telegraph & Telephone Corp.	25,866,700	27,927,293
Nippon Yusen KK	388,600	11,032,536
Nissan Chemical Corp.	94,000	3,204,288
Nitori Holdings Co. Ltd.	61,100	8,177,200
Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	80,700	$6,672,729
Obic Co. Ltd.	50,600	6,500,404
Ono Pharmaceutical Co. Ltd.	219,800	3,165,858
Oracle Corp./Japan	51,500	3,864,796
Osaka Gas Co. Ltd.	415,000	9,227,885
Recruit Holdings Co. Ltd.	1,135,200	48,890,067
Secom Co.Ltd.	141,400	9,821,993
Sekisui Chemical Co. Ltd.	266,800	3,881,416
Sekisui House Ltd.	402,100	9,240,400
SG Holdings Co. Ltd.	251,600	2,945,000
Shimano Inc.	66,200	10,758,358
Shin-Etsu Chemical Co. Ltd.	1,326,900	51,362,892
Shionogi & Co. Ltd.	148,900	6,953,742
SMC Corp.	43,200	22,695,836
Sompo Holdings Inc.	984,500	19,483,369
Square Enix Holdings Co. Ltd.	81,800	2,956,835
Tokio Marine Holdings Inc.	2,343,200	74,060,084
Tokyo Electron Ltd.	548,400	120,289,203
Tokyo Gas Co. Ltd.	545,400	12,231,822
Unicharm Corp.	207,600	6,168,446
USS Co. Ltd.	397,000	3,032,800
Yamaha Corp.	85,000	1,791,220
ZOZO Inc.	198,700	4,279,695
		925,968,445
Netherlands — 7.7%
Adyen NV(a)(b)	37,486	44,908,232
ASM International NV	7,561	4,756,163
ASML Holding NV	498,327	434,049,149
ASR Nederland NV	221,879	11,102,712
BE Semiconductor Industries NV	102,328	13,576,268
IMCD NV	60,233	9,087,629
Randstad NV	152,232	7,634,577
Universal Music Group NV	1,138,978	33,503,248
Wolters Kluwer NV	292,165	43,738,994
		602,356,972
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	281,975	4,722,444
Mercury NZ Ltd.	750,045	2,819,730
Meridian Energy Ltd.	1,392,747	4,924,056
Spark New Zealand Ltd.	2,769,675	7,784,786
		20,251,016
Norway — 1.2%
Aker BP ASA	696,507	16,892,481
Equinor ASA	2,079,812	55,340,400
Gjensidige Forsikring ASA	346,746	5,559,480
Kongsberg Gruppen ASA	94,637	6,680,720
Mowi ASA	233,742	4,103,784
Orkla ASA	343,044	2,333,526
		90,910,391
Portugal — 0.1%
Jeronimo Martins SGPS SA	249,260	5,127,711

Singapore — 1.5%
CapitaLand Ascendas REIT	3,692,000	6,993,466
DBS Group Holdings Ltd.	2,207,480	56,196,708
Oversea-Chinese Banking Corp. Ltd.	4,395,500	45,632,165
Singapore Exchange Ltd.	1,812,800	12,366,058
		121,188,397
Spain — 2.2%
Endesa SA	475,446	8,670,064
Iberdrola SA	7,747,832	95,000,632

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Industria de Diseno Textil SA	1,409,255	$64,164,705
Redeia Corp. SA	120,954	2,019,158
		169,854,559
Sweden — 3.6%
Alfa Laval AB	233,371	9,935,712
Assa Abloy AB, Class B	739,038	19,526,422
Atlas Copco AB, Class A	3,524,402	61,733,717
Atlas Copco AB, Class B	2,068,689	31,018,371
Boliden AB	153,251	5,036,547
Epiroc AB	856,707	15,838,252
Epiroc AB, Class B	511,078	8,471,617
EQT AB	359,167	9,690,092
Evolution AB(b)	238,414	26,341,206
Industrivarden AB, Class A	146,832	4,728,508
Industrivarden AB, Class C	230,555	7,412,302
Indutrade AB	250,542	5,763,870
Lifco AB, Class B	223,307	5,410,412
Nibe Industrier AB, Class B	1,304,635	6,019,874
Sandvik AB	879,739	17,536,307
SKF AB, Class B	250,137	5,142,332
Volvo AB, Class A	176,321	4,643,633
Volvo AB, Class B	1,543,125	39,277,437
		283,526,611
Switzerland — 13.6%
ABB Ltd., Registered	1,923,924	93,480,461
Baloise Holding AG, Registered	65,536	9,903,331
BKW AG	36,687	5,445,742
Cie. Financiere Richemont SA, Class A, Registered	429,132	59,317,641
Clariant AG, Registered	171,059	2,559,182
EMS-Chemie Holding AG, Registered	6,727	5,367,038
Geberit AG, Registered	45,925	24,513,902
Givaudan SA, Registered	5,862	25,070,417
Helvetia Holding AG, Registered	53,823	7,040,346
Kuehne + Nagel International AG, Registered	73,775	19,498,471
Logitech International SA, Registered	121,907	9,491,335
Nestle SA, Registered	2,265,447	227,451,236
Novartis AG, Registered	1,179,149	114,445,226
Partners Group Holding AG	47,456	61,055,278
Roche Holding AG, Bearer	28,876	7,596,074
Roche Holding AG, NVS	587,824	140,850,975
Schindler Holding AG, Participation Certificates, NVS	41,228	10,276,334
Schindler Holding AG, Registered	23,565	5,741,701
Sika AG, Registered	110,428	31,412,502
Sonova Holding AG, Registered	39,650	10,960,534
Straumann Holding AG	71,268	9,474,193
Swiss Re AG	349,689	38,013,070
Swisscom AG, Registered	26,279	14,416,833
VAT Group AG(b)	38,408	19,121,833
Zurich Insurance Group AG	229,402	111,041,194
		1,063,544,849
United Kingdom — 14.6%
3i Group PLC	1,231,644	44,003,488
abrdn PLC	2,291,027	4,177,873
Admiral Group PLC	475,511	16,185,034
Anglo American PLC	675,036	22,058,462
Ashtead Group PLC	392,389	28,492,111
AstraZeneca PLC	1,185,425	179,294,186
Auto Trader Group PLC(b)	1,621,891	14,060,950
BAE Systems PLC	2,487,779	41,377,281
Barratt Developments PLC	753,224	4,255,806
Berkeley Group Holdings PLC	93,126	5,468,881
Security	Shares	Value

United Kingdom (continued)
Bunzl PLC	297,679	$11,415,333
Burberry Group PLC	453,113	6,483,429
Coca-Cola HBC AG, Class DI	144,195	4,654,430
Compass Group PLC	1,586,071	44,114,516
Croda International PLC	83,023	4,755,271
Diageo PLC	1,510,812	52,213,166
Experian PLC	664,843	26,815,742
Glencore PLC	6,919,888	40,263,786
GSK PLC	2,476,551	51,380,783
Halma PLC	315,936	8,658,807
Hargreaves Lansdown PLC	866,040	8,751,624
Hikma Pharmaceuticals PLC	80,352	1,929,297
Imperial Brands PLC	760,328	17,373,608
Intertek Group PLC	170,300	10,481,373
JD Sports Fashion PLC	2,752,824	3,941,148
Land Securities Group PLC	652,030	5,269,743
London Stock Exchange Group PLC	500,948	55,224,546
Mondi PLC, NVS	293,167	5,564,505
Next PLC	118,527	13,293,749
Persimmon PLC	344,704	5,581,802
PrudentialPLC	3,353,875	29,169,817
Reckitt Benckiser Group PLC.	558,332	31,214,668
RELX PLC	1,958,872	80,483,924
Rio Tinto PLC	879,828	59,529,800
Schroders PLC	1,288,069	5,647,000
Segro PLC	1,089,057	11,454,835
Spirax-Sarco Engineering PLC	68,316	7,517,315
SSE PLC	1,757,343	36,528,825
St. James's Place PLC	1,164,683	6,302,444
Taylor Wimpey PLC	2,514,554	4,120,405
Unilever PLC	2,214,337	114,549,440
Wise PLC, Class A(a)	901,216	8,661,086
WPP PLC	1,166,760	11,694,626
		1,144,414,915

Total Common Stocks — 99.0%
(Cost: $6,884,670,067)		7,764,392,199

Preferred Stocks

Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	138,529	12,332,743

Total Preferred Stocks — 0.1%
(Cost: $15,977,805)		12,332,743

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	15,091	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.1%
(Cost: $6,900,647,872)		7,776,724,942

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	15,809,923	15,814,666

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	1,980,000	$1,980,000

Total Short-Term Securities — 0.2%
(Cost: $17,794,970)		17,794,666

Total Investments — 99.3%
(Cost: $6,918,442,842)		7,794,519,608

Other Assets Less Liabilities — 0.7%		51,566,701

Net Assets — 100.0%		$7,846,086,309

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$631,745	$15,181,439	(a)	$—	$1,849	$(367)	$15,814,666	15,809,923	$26,749	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,540,000	440,000	(a)	—	—	—	1,980,000	1,980,000	113,691		—
					$1,849	$(367)	$17,794,666		$140,440		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIXIndex	69	06/13/24	$11,948	$80,606
SPI 200 Index	100	06/20/24	12,285	(293,739)
Euro STOXX 50 Index	602	06/21/24	31,298	(513,833)
FTSE 100 Index	106	06/21/24	10,766	266,378
				$(460,588)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
April 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$678,009,342	$7,086,382,857	$—	$7,764,392,199
Preferred Stocks	—	12,332,743	—	12,332,743
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	17,794,666	—	—	17,794,666
	$695,804,008	$7,098,715,600	$—	$7,794,519,608
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$346,984	$—	$346,984
Liabilities
Equity Contracts	—	(807,572)	—	(807,572)
	$—	$(460,588)	$—	(460,588)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares